Nature of Business (Details Narrative)	0 Months Ended
	Nov. 21, 2013	Dec. 31, 2013
Preferred stock authorized shares		50,000,000
Minimum [Member]
Preferred stock authorized shares	5,000,000
Maximum [Member]
Preferred stock authorized shares	50,000,000
Merger Agreement [Member]
Share holders reverse stock split	480 to 1